Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	6,250,000	6,250,000	6,250,000
Common stock, shares issued	698,565	608,611	596,457
Common stock, shares outstanding	698,565	608,611	596,457